Note 18 - Commitments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments Disclosure [Text Block]
Note 18 –	Commitments

Operating Leases

Our operating leases consist primarily of a facility leases for our operations in Warrington, Pennsylvania and Taipei, Taiwan.

We maintain our corporate headquarters and operations in Warrington, Pennsylvania.  The facility serves as the main operating facility for drug and device development, regulatory, analytical technical services, research and development, and administration. We also maintain offices in Taipei, Taiwan, the former headquarters of CVie Therapeutics, where we perform certain manufacturing development and preclinical activities related to our cardiovascular drug product candidates.

In
February 2018,
we amended our Warrington, Pennsylvania lease to (i) reduce the leased space from
30,506
square feet to
21,189
square feet and (ii) reduce the security deposit under the lease in the form of a letter of credit from
$225,000
to
$140,000.
The total aggregate base rental payments remaining under the leases as of
December 31, 2018
are approximately
$2.1
 million.

Rent expense under these leases was
$0.8
million and
$0.7
million for the years ended
December 31, 2018
and
2017,
respectively.

Strategic and Retention Bonus

In
November 2018,
the Compensation Committee of our Board of Directors approved an Executive Strategic and Retention Bonus Program (“Strategic and Retention Bonus”) that was intended to provide incentives to, and retain, certain key personnel while they focused on completing the CVie Acquisition and, if successful, integrating and executing an expanded business plan.

Under the terms of the Strategic and Retention Bonus, an Eligible Transaction (as that term is defined under the program) means either (a) a strategic transaction consisting of a merger that would advance our strategic needs, including by potentially allowing for diversification of our product candidates, or (b) an acquisition; and, in addition, one
or more financings within a
nine
-month period that in the aggregate results in gross proceeds to us of at least
$30
million. The Strategic and Retention Bonus payments could vary depending upon the aggregate amount raised in the financings. The maximum bonus amount would be determined by application of a multiplier to participants’
2018
base salary and would be payable only if we were to complete an Eligible Transaction with gross proceeds of at least
$45
million, while the minimum bonus amount would equal
20%
of the maximum bonus amount and would be payable if we were to raise at least
$30
 million. For other amounts raised, the maximum bonus amount would be reduced in a stepped-down fashion as provided under the program. The bonus payments, if earned, would be paid in two
equal installments to support retention with the
first
installment due within
five
business days after the closing of the Eligible Transaction, and the second
installment due on the
nine
-month anniversary of the closing of the Eligible Transaction, provided that the recipient is actively employed by us at the time of payment.

With completion of the CVie Acquisition and the
$39
million Private Placement Financing on
December 21, 2018,
the participants became eligible to receive a total bonus of
$1.4
million, of which the
first
installment of
$0.7
million was paid in
December 2018.
The balance of
$0.7
million will be due on the
nine
-month anniversary of the closing of the Eligible Transaction in
September 2019.